Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Year ending December 31,	Amount
2020	$63,330
2021	114,794
2022	103,824
2023	103,824
2024	103,935
2025 and thereafter	550,540
Total	$1,040,247